CONCENTRATIONS	12 Months Ended
Dec. 31, 2016
CONCENTRATIONS [Text Block]

24. CONCENTRATIONS

For the year ended December 31, 2016, three customers each accounted for greater than 10% of revenue. For the years ended December 31, 2015 and 2014, no customer accounted for greater than 10% of revenue. However, for the years ended December 31, 2016, 2015, and 2014, the Company’s top five customers accounted for 72%, 21%, and 17% of the Company’s revenues from continuing operations, respectively.

The Company’s top five customers accounted for 95% of accounts receivable as of December 31, 2016, of which three customers each accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 50% of accounts receivable as of December 31, 2015, of which two customers each accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2016, 2015 and 2014, approximately 79%, 63%, and 32%, respectively, of total inventory purchases were from five unrelated suppliers. Four suppliers accounted for greater than 10% of total inventory purchases in 2016 and 2015. No single supplier accounted for greater than 10% of total inventory purchases in 2014.